Subsequent Events (Details) - USD ($)										2 Months Ended	12 Months Ended
	Nov. 15, 2024	Oct. 18, 2024	Oct. 15, 2024	Aug. 31, 2024	Jul. 15, 2024	Jul. 01, 2024	Mar. 04, 2024	Nov. 15, 2023	Feb. 14, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Apr. 18, 2024	Mar. 07, 2024	Jan. 15, 2024	Nov. 13, 2023
Subsequent Events [Line Items]
Cash proceeds (in Dollars)											$ 350,000
Additional warrants issued										350,000	350,000
Exercise price per shares (in Dollars per share)																$ 11.5
Vesting period											3 years
Shares issued										90,000	90,000
Additional shares issued										200,000	200,000
Daily trading volume of common stock percentage											7.00%
Cash payment (in Dollars)										$ 30,827,804
Unsecured Debt [Member]
Subsequent Events [Line Items]
Exercise price per shares (in Dollars per share)										$ 11.5	$ 11.5
Common Stock [Member]
Subsequent Events [Line Items]
Award agreement									30,000
Issuance of common stock shares									60,000
Mr. Rojas [Member]
Subsequent Events [Line Items]
Payable of monthly installments (in Dollars)								$ 96,000
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares received											224,500
Aggregate RSU’s											112,500
Vesting period											3 years
Employees shares received											35,000
Award agreement							30,000				30,000
Restricted Stock Units (RSUs) [Member] | RMH Ltd. [Member]
Subsequent Events [Line Items]
Award agreement											60,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price per shares (in Dollars per share)		$ 0.75														$ 11.5
Shares issued				50,000
Borrowed (in Dollars)						$ 525,000
Cash proceeds (in Dollars)				$ 115,000	$ 500,000	500,000
Cash payment (in Dollars)					$ 685,000	$ 756,000
Common stock of account payable per share (in Dollars per share)			$ 1
Forgiveness of outstanding payables (in Dollars)			$ 260,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued															440,000
Additional shares issued															301,878
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received											285,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Employees shares received											50,000
Common Class A [Member]
Subsequent Events [Line Items]
Exercise price per shares (in Dollars per share)													$ 11.5
Shares issued										10,000	10,000
Additional shares issued										200,000	200,000
Issuance of common stock shares										5,537,009	5,537,009	5,235,131	5,537,009
Common Class A [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Issuance of common stock shares																	20,040
Common Class A [Member] | Mr. Rojas [Member]
Subsequent Events [Line Items]
Issuance of common stock shares								60,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock shares			27,963
Percentage of pledged shares			10.00%
Percentage of outstanding shares		4.99%
Common Class A [Member] | Subsequent Event [Member] | Rhône Merchant House, Ltd [Member]
Subsequent Events [Line Items]
Issuance of common stock shares			150,000
Common Class A [Member] | Subsequent Event [Member] | Mike Porter [Member]
Subsequent Events [Line Items]
Issuance of common stock shares			75,000
Common Class A [Member] | Subsequent Event [Member] | Ms. Caravaggio [Member]
Subsequent Events [Line Items]
Issuance of common stock shares			260,000
Common Class A [Member] | Subsequent Event [Member] | Pryor Cashman LLP [Member]
Subsequent Events [Line Items]
Purchase of warrant		1,200,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate RSU’s	35,000
Deposit funds (in Dollars)														$ 5,000,000
Deposit amount (in Dollars)														$ 500,000
Percentage of proceeds of transaction														10.00%
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate RSU’s	112,000